Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GABELLI EQUITY SERIES FUNDS, INC.
Supplement dated August 17, 2022
to
The Gabelli Focused Growth and Income Fund’s Statutory Prospectus dated January 28, 2022;
Statement of Additional Information dated January 28, 2022; and
Summary Prospectus dated January 28, 2022
This supplement amends certain information in the Prospectus (the “Prospectus”), Statement of Additional Information (the “SAI”) and Summary Prospectus (the “Summary Prospectus”), each dated January 28, 2022, of The Gabelli Focused Growth and Income Fund (the “Fund”), a series of Gabelli Equity Series Funds, Inc. (the “Company”). Unless otherwise indicated, all other information included in the Prospectus, SAI and Summary Prospectus, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement, remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus, SAI and Summary Prospectus.
Added Fee and Expense Waiver For Class A Shares
Effective August 17, 2022, Gabelli Funds, LLC (the “Adviser”), has agreed to amend the Company’s Expense Deferral Agreement with respect to the Fund to add the Fund’s Class A shares to the classes of shares of the Fund for which the Adviser has agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund. Under the Agreement, the Adviser has contractually agreed to waive and/or reimburse such fees and expenses to the extent necessary to maintain the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at no more than an annual rate of 1.25% for the Fund’s Class A shares. This arrangement is in effect through January 31, 2024.
There are no changes to the terms of the contractual agreement with respect to the Fund’s Class I shares.
The Fund’s waiver/reimbursement arrangements for Class A shares are in effect through January 31, 2024, and may be terminated only by the Board of Directors of the Company before such time.
Revised Fees and Expenses Table
To reflect the change in the contractual fee and expense waiver, the section “Fees and Expenses” in the Fund’s Prospectus and Summary Prospectus is modified as follows:
Fees and Expenses of the Focused Growth and Income Fund:
Effective January 3, 2022 (the “Effective Date”), the Focused Growth and Income Fund’s Class C shares have been “closed to all purchases.” “Closed to all purchases” means neither new investors nor existing shareholders may purchase any additional Class C shares after the Effective Date. These changes have no effect on existing shareholders’ ability to redeem shares of the Focused Growth and Income Fund as described herein.
This table describes the fees and expenses that you may pay if you buy and hold the following classes of shares of the Focused Growth and Income Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 46 of the Prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Fund’s Prospectus.

	Class AAA Shares	Class A Shares	Class I Shares
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None	None	None
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%
Exchange Fee	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b‑1) Fees	0.25%	0.25%	None
Other Expenses	0.71%	0.71%	0.71%
Total Annual Fund Operating Expenses	1.96%	1.96%	1.71%
Fee Waiver and/or Expense Reimbursement	0.00%	(0.71)%	(0.91)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.96%	1.25%	0.80%
(1)
The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.80% for Class I Shares and 1.25% for Class A Shares. Under this same arrangement, the Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 0.80% for Class I Shares and 1.25% for Class A Shares. This arrangement is in effect through January 31, 2023 for Class I Shares, and through January 31, 2024 for the Class A Shares, and may be terminated only by the Board of the Company before such respective times. The Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.

Expense Example
This example is intended to help you compare the cost of investing in the Focused Growth and Income Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in shares of the Focused Growth and Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes a waiver of expenses through the date of the expiration of the waiver, and reflects Total Annual Fund Operating Expenses following the date of the expiration of the waiver. This example also assumes that your investment has a 5% return each year, and that the Focused Growth and Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$199	$ 615	$1,057	$2,285
Class A Shares	$695	$1,059	$1,479	$2,648
Class I Shares	$ 82	$ 450	$ 843	$1,944

You would pay the following expenses if you did not redeem your shares of the Focused Growth and Income Fund:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$199	$ 615	$1,057	$2,285
Class A Shares	$695	$1,059	$1,479	$2,648
Class I Shares	$ 82	$ 450	$ 843	$1,944

THE GABELLI FOCUSED GROWTH AND INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GABELLI EQUITY SERIES FUNDS, INC.
Supplement dated August 17, 2022
to
The Gabelli Focused Growth and Income Fund’s Statutory Prospectus dated January 28, 2022;
Statement of Additional Information dated January 28, 2022; and
Summary Prospectus dated January 28, 2022
This supplement amends certain information in the Prospectus (the “Prospectus”), Statement of Additional Information (the “SAI”) and Summary Prospectus (the “Summary Prospectus”), each dated January 28, 2022, of The Gabelli Focused Growth and Income Fund (the “Fund”), a series of Gabelli Equity Series Funds, Inc. (the “Company”). Unless otherwise indicated, all other information included in the Prospectus, SAI and Summary Prospectus, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement, remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus, SAI and Summary Prospectus.
Added Fee and Expense Waiver For Class A Shares
Effective August 17, 2022, Gabelli Funds, LLC (the “Adviser”), has agreed to amend the Company’s Expense Deferral Agreement with respect to the Fund to add the Fund’s Class A shares to the classes of shares of the Fund for which the Adviser has agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund. Under the Agreement, the Adviser has contractually agreed to waive and/or reimburse such fees and expenses to the extent necessary to maintain the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at no more than an annual rate of 1.25% for the Fund’s Class A shares. This arrangement is in effect through January 31, 2024.
There are no changes to the terms of the contractual agreement with respect to the Fund’s Class I shares.
The Fund’s waiver/reimbursement arrangements for Class A shares are in effect through January 31, 2024, and may be terminated only by the Board of Directors of the Company before such time.
Revised Fees and Expenses Table
To reflect the change in the contractual fee and expense waiver, the section “Fees and Expenses” in the Fund’s Prospectus and Summary Prospectus is modified as follows:
Fees and Expenses of the Focused Growth and Income Fund:
Effective January 3, 2022 (the “Effective Date”), the Focused Growth and Income Fund’s Class C shares have been “closed to all purchases.” “Closed to all purchases” means neither new investors nor existing shareholders may purchase any additional Class C shares after the Effective Date. These changes have no effect on existing shareholders’ ability to redeem shares of the Focused Growth and Income Fund as described herein.
This table describes the fees and expenses that you may pay if you buy and hold the following classes of shares of the Focused Growth and Income Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 46 of the Prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Fund’s Prospectus.

	Class AAA Shares	Class A Shares	Class I Shares
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None	None	None
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%
Exchange Fee	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b‑1) Fees	0.25%	0.25%	None
Other Expenses	0.71%	0.71%	0.71%
Total Annual Fund Operating Expenses	1.96%	1.96%	1.71%
Fee Waiver and/or Expense Reimbursement	0.00%	(0.71)%	(0.91)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.96%	1.25%	0.80%

(1)
The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.80% for Class I Shares and 1.25% for Class A Shares. Under this same arrangement, the Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 0.80% for Class I Shares and 1.25% for Class A Shares. This arrangement is in effect through January 31, 2023 for Class I Shares, and through January 31, 2024 for the Class A Shares, and may be terminated only by the Board of the Company before such respective times. The Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.

Expense Example
This example is intended to help you compare the cost of investing in the Focused Growth and Income Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in shares of the Focused Growth and Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes a waiver of expenses through the date of the expiration of the waiver, and reflects Total Annual Fund Operating Expenses following the date of the expiration of the waiver. This example also assumes that your investment has a 5% return each year, and that the Focused Growth and Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$199	$ 615	$1,057	$2,285
Class A Shares	$695	$1,059	$1,479	$2,648
Class I Shares	$ 82	$ 450	$ 843	$1,944

You would pay the following expenses if you did not redeem your shares of the Focused Growth and Income Fund:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$199	$ 615	$1,057	$2,285
Class A Shares	$695	$1,059	$1,479	$2,648
Class I Shares	$ 82	$ 450	$ 843	$1,944

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Focused Growth and Income Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective January 3, 2022 (the “Effective Date”), the Focused Growth and Income Fund’s Class C shares have been “closed to all purchases.” “Closed to all purchases” means neither new investors nor existing shareholders may purchase any additional Class C shares after the Effective Date. These changes have no effect on existing shareholders’ ability to redeem shares of the Focused Growth and Income Fund as described herein.
This table describes the fees and expenses that you may pay if you buy and hold the following classes of shares of the Focused Growth and Income Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 46 of the Prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment):
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
(1)
The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.80% for Class I Shares and 1.25% for Class A Shares. Under this same arrangement, the Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 0.80% for Class I Shares and 1.25% for Class A Shares. This arrangement is in effect through January 31, 2023 for Class I Shares, and through January 31, 2024 for the Class A Shares, and may be terminated only by the Board of the Company before such respective times. The Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Focused Growth and Income Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in shares of the Focused Growth and Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes a waiver of expenses through the date of the expiration of the waiver, and reflects Total Annual Fund Operating Expenses following the date of the expiration of the waiver. This example also assumes that your investment has a 5% return each year, and that the Focused Growth and Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares of the Focused Growth and Income Fund:
THE GABELLI FOCUSED GROWTH AND INCOME FUND | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.96%
1 Year	rr_ExpenseExampleYear01	$ 199
3 Years	rr_ExpenseExampleYear03	615
5 Years	rr_ExpenseExampleYear05	1,057
10 Years	rr_ExpenseExampleYear10	2,285
1 Year	rr_ExpenseExampleNoRedemptionYear01	199
3 Years	rr_ExpenseExampleNoRedemptionYear03	615
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,057
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,285
THE GABELLI FOCUSED GROWTH AND INCOME FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2024
1 Year	rr_ExpenseExampleYear01	$ 695
3 Years	rr_ExpenseExampleYear03	1,059
5 Years	rr_ExpenseExampleYear05	1,479
10 Years	rr_ExpenseExampleYear10	2,648
1 Year	rr_ExpenseExampleNoRedemptionYear01	695
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,059
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,479
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,648
THE GABELLI FOCUSED GROWTH AND INCOME FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.91%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2023
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	450
5 Years	rr_ExpenseExampleYear05	843
10 Years	rr_ExpenseExampleYear10	1,944
1 Year	rr_ExpenseExampleNoRedemptionYear01	82
3 Years	rr_ExpenseExampleNoRedemptionYear03	450
5 Years	rr_ExpenseExampleNoRedemptionYear05	843
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,944